Earnings per share - Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
(Loss) / Profit from operations attributable to equity holders of the Group	$ (772)	$ (24,622)	$ 13,198
Weighted average number of shares in issue (shares)	117,252	116,637	120,599
Adjustments for:
Employee share options and restricted units (shares)	645	1,198	1,604
Weighted average number of shares for diluted earnings per share (shares)	117,897	117,835	122,203
Diluted (loss) / earnings per share from operations (USD per share)	$ (0.007)	$ (0.211)	$ 0.108